SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

31.    SUBSEQUENT EVENTS

The coronavirus (“COVID-19”) outbreak was declared a “Public Health Emergency of International Concern” by the World Health Organization on January 30, 2020 and a pandemic on March 10, 2020. Actions taken around the world to help mitigate the spread of the COVID-19 include travel and transportation restrictions, quarantines in certain areas and forced closures of certain types of public places and business. The outbreak of COVID-19 and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including the geographical areas in which the Company operates. The Company also expects the global demand for solar photovoltaic products to be slightly affected, which will intensify the competition and in turn potentially lower the average selling price of solar modules in 2020.

While it is unknown how long these conditions will last and what the complete financial effect will be to the Company, to date, supply of certain raw materials and logistics during the first quarter of 2020 was temporarily affected, causing some module shipments be postponed to the second quarter of 2020. As a result, some of the Company’s customers delayed their payments, which temporarily affected its cash flow. In addition, the Company’s capacity utilization rate of certain overseas manufacturing facility has been temporarily affected as the Company have to limit the number of workers gathering at the facility pursuant to the instructions of the local authorities. In response to the COVID-19 outbreak, the Company implemented a number of initiatives to ensure business continuity, including ensuring the safety and health of its employees and minimizing the impact of the outbreak on production and delivery by stocking up on critical raw materials and optimizing production and logistics. The situation of the COVID-19 outbreak is very fluid and the Company is closely monitoring its impact on the company. There may be further adverse impact on the Company’s operation, liquidity, financial condition and results of operations if the conditions last a sustained period of time and continue to develop globally.